INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES [Abstract]
Components of (Loss) Profit Before Income Taxes
The components of (loss) profit before income taxes are summarized as follows:

	For the Years Ended December 31,
	2021	2020	2019
PRC	$(5,477,857)	$108,221	$(13,779,840)
Non-PRC	(10,943,950)	(5,305,152)	(5,725,630)
Total	$(16,421,807)	$(5,196,931)	$(19,505,470)

Income Tax Expenses
The actual income tax expense reported in the consolidated and combined statements of operations and comprehensive loss for years ended December 31, 2021, 2020 and 2019 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	For the Years Ended December 31,
	2021	2020	2019
Loss before provision for income tax	$(16,421,807)	$(5,196,931)	$(19,505,470)
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the PRC statutory rate	(4,105,452)	(1,299,233)	(4,876,368)
Effect of differing tax rates	700,336	91,397	33,047
Effect of non-deductible expenses	396,826	95,659	36,694
Effect of research and development deduction	(204,807)	(147,155)	(232,963)
Effect of valuation allowance	3,213,097	1,259,332	5,039,590
Total income tax expense	-	-	-
Effective income tax rate	0%	0%	0%

Deferred Income Tax Assets
The tax effects of temporary differences that give rise to the deferred income tax assets balances as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Deferred income tax assets:
Employee share option plan expense*	$-	$4,981,854
Impairment loss	2,013,232	1,993,546
Tax loss carry forwards	12,646,183	12,097,336
Total deferred income tax assets	14,659,415	19,072,736
Valuation allowance	(14,659,415)	(19,072,736)
Deferred income tax assets, net	$-	$-

* In connection with the closing of the Combination, each employee stock option outstanding under the Amended 2016 Plan immediately prior to the closing was automatically converted into an option to purchase a number of ordinary shares of CEGL. The Company does not intend to take a tax deduction for the share-based compensation in Australia as the options were granted primarily to China and US employees. Therefore, the related expense was non-deductible for the year ended December 31, 2021, and the prior year deferred income tax asset balance was written off as of December 31, 2021.

Changes Related to Valuation Allowance
The changes related to valuation allowance are as follows:

	For the Years Ended December 31,
	2021	2020	2019

Balance at the beginning of the year	$19,072,736	$16,969,593	$12,020,484
Additions during the year	3,213,097	1,350,729	5,072,637
Expire of NOL	(1,243,653)	-	-
Write-off of employee stock ownership plans deferred tax asset	(4,981,854)	-	-
Change in tax rate	(959,106)	-	-
Company deregistration	(708,266)	-	-
Exchange rate effect	266,461	752,414	(123,528)
Balance at the end of the year	$14,659,415	$19,072,736	$16,969,593